Goodwill and Intangible Assets, Net - Schedule of intangible assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 53,800	$ 53,800	$ 820
Accumulated Amortization	(13,175)	(2,926)	(751)
Finite-Lived Intangible Assets, Net	40,625	50,874	69
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	26,500	27,000	0
Accumulated Amortization	(3,749)	(814)	0
Finite-Lived Intangible Assets, Net	$ 22,751	$ 26,186	0
Remaining Weighted Average Amortization Period in Years (in years)	6 years	7 years
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 13,400	$ 13,400	820
Accumulated Amortization	(2,635)	(575)	(751)
Finite-Lived Intangible Assets, Net	$ 10,765	$ 12,825	$ 69
Remaining Weighted Average Amortization Period in Years (in years)	4 years	5 years	1 year
Backlog
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 13,900	$ 13,400	$ 0
Accumulated Amortization	(6,791)	(1,537)	0
Finite-Lived Intangible Assets, Net	$ 7,109	$ 11,863	$ 0
Remaining Weighted Average Amortization Period in Years (in years)	1 year	2 years